Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues, net of discounts, returns and allowances
Sales of ores and metals	$ 53,200	$ 39,422	$ 19,502
Aluminum products	383	2,554	2,050
Revenues from logistic services	1,726	1,465	1,104
Fertilizer products	3,547	1,845	413
Others	1,533	1,195	870
Revenues before taxes	60,389	46,481	23,939
Taxes on revenues	(1,399)	(1,188)	(628)
Net operating revenues	58,990	45,293	23,311
Operating costs and expenses
Cost of ores and metals sold	(17,898)	(13,326)	(9,853)
Cost of aluminum products	(289)	(2,108)	(2,087)
Cost of logistic services	(1,402)	(1,040)	(779)
Cost of fertilizer products	(2,701)	(1,556)	(173)
Others	(1,283)	(784)	(729)
Total costs	(23,573)	(18,814)	(13,621)
Selling, general and administrative expenses	(2,334)	(1,701)	(1,130)
Research and development expenses	(1,674)	(878)	(981)
Gain on sale of assets	1,513
Others	(2,810)	(2,205)	(1,522)
Total costs and expenses	(28,878)	(23,598)	(17,254)
Operating income	30,112	21,695	6,057
Non-operating income (expenses)
Financial income	718	290	381
Financial expenses	(2,465)	(2,646)	(1,558)
Gains (losses) on derivatives, net	75	631	1,528
Foreign exchange and indexation gains (losses), net	(1,641)	344	675
Gain (loss) on sale of investments			40
Total non-operating income (expenses)	(3,313)	(1,381)	1,066
Income before discontinued operations, income taxes and equity results	26,799	20,314	7,123
Income taxes
Current	(5,547)	(4,996)	(2,084)
Deferred	265	1,291	(16)
Income taxes per consolidated statements of income	(5,282)	(3,705)	(2,100)
Equity in results of affiliates, joint ventures and other investments	1,135	987	433
Net income from continuing operations	22,652	17,596	5,456
Discontinued operations, net of tax		(143)
Net income	22,652	17,453	5,456
Net income (loss) attributable to noncontrolling interests	(233)	189	107
Net income attributable to the Company's stockholders	$ 22,885	$ 17,264	$ 5,349
Earnings per share attributable to Company's stockholders:
Earnings per preferred share (in dollars per share)	$ 4.33	$ 3.23	$ 0.97
Earnings per common share (in dollars per share)	$ 4.33	$ 3.23	$ 0.97
Earnings per convertible note linked to preferred share (in dollars per share)	$ 6.39	$ 4.76	$ 1.71
Earnings per convertible note linked to common share (in dollars per share)	$ 8.15	$ 6.52	$ 2.21